Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments to be Received
As at December 31, 2025, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i) $	Sublease Payments (i) (ii) $
2026	21,242	27,462
2027	21,242	27,462
2028	22,280	28,800
2029	4,362	5,655
Total	69,126	89,379
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2025, the Company had received $441.2 million of aggregate Head Lease receipts (December 31, 2024 – $420.0 million) and had paid $415.2 million of aggregate Sublease payments (December 31, 2024 – $387.6 million). The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2025, $3.7 million (December 31, 2024 – $3.7 million) and $3.3 million (December 31, 2024 – $7.0 million) of Head Leases receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Schedule of Operating Leases
As at December 31, 2025, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i) $	Sublease Payments (i) (ii) $
2026	21,242	27,462
2027	21,242	27,462
2028	22,280	28,800
2029	4,362	5,655
Total	69,126	89,379
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2025, the Company had received $441.2 million of aggregate Head Lease receipts (December 31, 2024 – $420.0 million) and had paid $415.2 million of aggregate Sublease payments (December 31, 2024 – $387.6 million). The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2025, $3.7 million (December 31, 2024 – $3.7 million) and $3.3 million (December 31, 2024 – $7.0 million) of Head Leases receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Schedule of Regulatory Liabilities
The following table presents the classification and carrying amounts of assets and liabilities related to EU ETS on the Company’s consolidated balance sheets:

	Amounts due from affiliates $	Other current assets $	Accrued liabilities and other $
As at December 31, 2025
Amounts due from equity-accounted investees (i)	25,116	—	—
Amounts due from charterers (i)	—	11,157	—
EUAs held by the Company (ii)	—	5,216	—
Obligation to submit EUAs (i)(ii)	—	—	41,937
	25,116	16,373	41,937
As at December 31, 2024
Amounts due from equity-accounted investees (i)	11,524	—	—
Amounts due from charterers (i)	—	6,404	—
EUAs held by the Company	—	70	—
Obligation to submit EUAs (i)	—	—	18,356
	11,524	6,474	18,356
(i) The amounts were measured using the period end EUA spot price
(ii) Certain charterers transferred to the Company EUAs, which are related to emissions for voyages during the year ended December 31, 2025. The value of these EUAs were measured using the EUA spot price on receipt date of the EUAs.

Schedule of Regulatory Assets
The following table presents the classification and carrying amounts of assets and liabilities related to EU ETS on the Company’s consolidated balance sheets:

	Amounts due from affiliates $	Other current assets $	Accrued liabilities and other $
As at December 31, 2025
Amounts due from equity-accounted investees (i)	25,116	—	—
Amounts due from charterers (i)	—	11,157	—
EUAs held by the Company (ii)	—	5,216	—
Obligation to submit EUAs (i)(ii)	—	—	41,937
	25,116	16,373	41,937
As at December 31, 2024
Amounts due from equity-accounted investees (i)	11,524	—	—
Amounts due from charterers (i)	—	6,404	—
EUAs held by the Company	—	70	—
Obligation to submit EUAs (i)	—	—	18,356
	11,524	6,474	18,356
(i) The amounts were measured using the period end EUA spot price
(ii) Certain charterers transferred to the Company EUAs, which are related to emissions for voyages during the year ended December 31, 2025. The value of these EUAs were measured using the EUA spot price on receipt date of the EUAs.